Vessel revenue - Voyage expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of attribution of expenses by nature to their function [table]
Voyage expenses	$ 92,698	$ 3,455	$ 7,959
Bunker Consumption Expense
Disclosure of attribution of expenses by nature to their function [table]
Voyage expenses	50,200
Port and Agency Expense
Disclosure of attribution of expenses by nature to their function [table]
Voyage expenses	23,200
Voyage Related Insurance
Disclosure of attribution of expenses by nature to their function [table]
Voyage expenses	7,700
Other Voyage Related Expense
Disclosure of attribution of expenses by nature to their function [table]
Voyage expenses	$ 11,600